Notes Payable (Details) - USD ($)				1 Months Ended			3 Months Ended	5 Months Ended	12 Months Ended
	Jun. 28, 2024	Mar. 15, 2023	Oct. 28, 2022	Oct. 31, 2024	Jun. 30, 2024	Oct. 31, 2023	Mar. 31, 2025	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 11, 2023	Mar. 12, 2023	Nov. 02, 2022	Sep. 09, 2022	Jul. 29, 2022	Jul. 28, 2022
Notes Payable (Details) [Line Items]
Notes payable									$ 574,000	$ 4,708,000
Cash proceeds									$ 713,000	800,000
Debt instrument, maturity date									Apr. 24, 2025
Annual premium of insurance policy amount				$ 700,000
Payment terms							The Company paid approximately $0.2 million for the three months ended March 31, 2025, and will pay the remaining balance over five monthly installments of principal and interest totaling approximately $0.4 million with the last payment to be paid in August 2025.
Frequency of principal and interest payments							five monthly
Forecast [Member]
Notes Payable (Details) [Line Items]
Payment of insurance financing								$ 400,000
Lmfa Notes, Lmfao Note and Maxim Note [Member]
Notes Payable (Details) [Line Items]
Debt instrument extended maturity date		Jun. 15, 2024
Debt instrument, face amount												$ 100,000
Deferred financing costs												$ 100,000
Amortization of deferred financing cost									$ 52,000	48,000
Notes payable									5,400,000
Maxim Note Payable [Member]
Notes Payable (Details) [Line Items]
Long term debt loan payment placement fees											$ 100,000
Long term debt loan payment other past due fees											$ 100,000
Long-Term Debt, Gross										2,771,000
Senior Secured LMFA Notes Payable [Member]
Notes Payable (Details) [Line Items]
Debt instrument, face amount													$ 300,000	$ 700,000
Debt instrument, interest rate														15.00%
Line of credit facility, expiration date			Oct. 30, 2023
Percentage of the gross cash proceeds received from any future debt			5.00%
Cash proceeds			$ 500,000
Senior Secured LMFAO Note Payable [Member]
Notes Payable (Details) [Line Items]
Debt instrument, face amount			2,800,000												$ 1,000,000	$ 1,800,000
Percentage of the gross cash proceeds received from any future debt									20.00%
Debt instrument, maturity date									Oct. 30, 2023
Limit of gross cash proceeds exempt from repayment									$ 500,000
Unsecured Maxim Note Payable [Member]
Notes Payable (Details) [Line Items]
Line of credit facility, expiration date									Oct. 30, 2023
Percentage of the gross cash proceeds received from any future debt									25.00%
Limit of gross cash proceeds exempt from repayment									$ 500,000
Professional fees			4,200,000
Reverse stock split maxim note due					90 days
Unsecured Maxim Note Payable [Member] | LMAO [Member]
Notes Payable (Details) [Line Items]
Professional fees			2,200,000
Maxim note payable			$ 2,000,000
Insurance Financing [Member]
Notes Payable (Details) [Line Items]
Debt instrument, interest rate				8.44%		9.55%
Annual premium of insurance policy amount				$ 700,000		$ 700,000
Long-Term Debt, Gross									574,000	$ 565,000
Investor D Note
Notes Payable (Details) [Line Items]
Short-term note	$ 500,000
Interest rate on the loan	7.00%
Related Party [Member] | Lmfa Notes, Lmfao Note and Maxim Note [Member]
Notes Payable (Details) [Line Items]
Debt instrument, interest rate										7.00%
Long-Term Debt, Gross										$ 225,000
Notes outstanding									$ 0	0
Minimum [Member] | Senior Secured LMFA Notes Payable [Member]
Notes Payable (Details) [Line Items]
Line of credit facility, interest rate at period end			15.00%
Line of credit facility, interest rate during period			7.00%
Minimum [Member] | Senior Secured LMFAO Note Payable [Member]
Notes Payable (Details) [Line Items]
Debt instrument, interest rate									15.00%
Minimum [Member] | Unsecured Maxim Note Payable [Member]
Notes Payable (Details) [Line Items]
Debt instrument, interest rate									15.00%
Minimum [Member] | Related Party [Member] | Lmfa Notes, Lmfao Note and Maxim Note [Member]
Notes Payable (Details) [Line Items]
Debt instrument, face amount										25,000
Maximum [Member] | Senior Secured LMFA Notes Payable [Member]
Notes Payable (Details) [Line Items]
Line of credit facility, interest rate at period end			18.00%
Line of credit facility, interest rate during period			15.00%
Maximum [Member] | Senior Secured LMFAO Note Payable [Member]
Notes Payable (Details) [Line Items]
Debt instrument, interest rate									7.00%
Maximum [Member] | Unsecured Maxim Note Payable [Member]
Notes Payable (Details) [Line Items]
Debt instrument, interest rate									7.00%
Maximum [Member] | Related Party [Member] | Lmfa Notes, Lmfao Note and Maxim Note [Member]
Notes Payable (Details) [Line Items]
Debt instrument, face amount										$ 100,000